FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

In accordance with ASC 820, Fair Value Measurements, financial instruments were measured at fair value using a three-level hierarchy which maximizes use of observable inputs and minimizes use of unobservable inputs:

●	Level 1: Observable inputs such as quoted prices in active markets for identical instruments

●	Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the market

●	Level 3: Significant unobservable inputs supported by little or no market activity. Financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, for which determination of fair value requires significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. At May 31, 2017 and February 28, 2017, the warrant liability balances were classified as Level 3 instruments.

Derivative Warrant Liability

At May 31, 2017 and February 28, 2017, the warrant liability balances of approximately $0.15 million and $2.1 million, respectively, were classified as Level 3 instruments.

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	Promissory Note Warrants	Series B Warrant	PPM Warrants	Total
Fair value at February 28, 2017	$157,204	$35,690	$1,914,078	$2,106,972
Change in fair value	(37,366)	(10,198)	(442,816)	(490,380)
Reclassification of warrant liability to equity	—	—	(1,471,262)	(1,471,262)
Fair value at May 31, 2017	$119,838	$25,492	$—	$145,330

In connection with the initial closing of the Series B Preferred private placement on December 31, 2014, the Company issued a warrant to purchase an aggregate of 30,334 shares of common stock (the “Series B Warrant”), originally exercisable at $8.25 per share and expiring on March 31, 2020. The Series B Warrant contains a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of the Series B Warrant was adjusted to $2.00 during the year ended February 28, 2017. The fair value of the Series B Warrant at May 31, 2017 and February 28, 2017 was determined to be approximately $25,000 and $36,000, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of May 31, 2017 and February 28, 2017 used the following assumptions: (1) a stock price of $1.15 and $1.50, respectively; (2) a risk-free rate of 1.41% and 1.50%, respectively; (3) an expected volatility of 129% and 131%, respectively; and (4) a fundraising event to occur on June 30, 2017 and May 31, 2017, respectively, that would result in the issuance of additional common stock.

In connection with the issuance of the Promissory Note on July 31, 2015, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock, originally exercisable at $8.25 per share and expiring on July 31, 2020. This warrant contains a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of this warrant was adjusted to $2.00 during the year ended February 28, 2017. The fair value of the warrant at May 31, 2017 and February 28, 2017 was determined to be approximately $38,000 and $51,000, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of May 31, 2017 and February 28, 2017 used the following assumptions: (1) stock price of $1.15 and $1.50, respectively; (2) a risk-free rate of 1.47% and 1.57%, respectively; (3) an expected volatility of 129% and 131%, respectively; and (4) a fundraising event to occur on June 30, 2017 and May 31, 2017, respectively, that would result in the issuance of additional common stock.

In connection with the amendment of the Promissory Note on February 12, 2016, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock, initially exercisable at $8.25 per share and expiring on February 11, 2021. This warrant contains a ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of this warrant was adjusted to $2.20 during the year ended February 28, 2017. The fair value of the warrant at May 31, 2017 and February 28, 2017 was determined to be approximately $40,000 and $51,000, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of May 31, 2017 and February 28, 2017 used the following assumptions: (1) stock price of $1.15 and $1.50, respectively; (2) a risk-free rate of 1.55% and 1.68%, respectively; (3) an expected volatility of 129% and 131%, respectively; and (4) a fundraising event to occur on June 30, 2017 and May 31, 2017, respectively, that would result in the issuance of additional common stock.

In connection with the issuance of OID Notes in February 2016, the Company issued warrants to purchase an aggregate of 36,367 shares of common stock.  These warrants were issued between February 12 and 22, 2016, were initially exercisable at $8.25 per share and expire between February 11 and 21, 2021. These warrants contain a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of these warrants were adjusted to $2.00 during the year ended February 28, 2017. The fair value of these warrants at May 31, 2017 and February 28, 2017 was determined to be approximately $34,000 and $44,000, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of May 31, 2017 and February 28, 2017 used the following weighted-average assumptions: (1) stock price of $1.15 and $1.50, respectively; (2) a risk-free rate of 1.55% and 1.68%, respectively; (3) an expected volatility of 129% and 131%, respectively; and (4) a fundraising event to occur on June 30, 2017 and May 31, 2017, respectively, that would result in the issuance of additional common stock.

In connection with the issuance of OID Notes in March 2016, the Company issued warrants to purchase an aggregate of 9,092 shares of common stock. These warrants were issued between March 4 and 15, 2016, were initially exercisable at $8.25 per share and expire between March 4 and 15, 2021. These warrants contain a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of these warrants were adjusted to $2.00 during the year ended February 28, 2017. The fair value of these warrants at May 31, 2017 and February 28, 2017 was determined to be approximately $8,000 and approximately $11,000, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of May 31, 2017, and February 28, 2017 used the following weighted-average assumptions: (1) stock price of $1.15 and $1.50, respectively; (2) a risk-free rate of 1.56% and 1.69%, respectively; (3) an expected volatility of 129% and 131%, respectively; and (4) a fundraising event to occur on June 30, 2017 and May 31, 2017, respectively, that would result in the issuance of additional common stock.

In connection with the private placement of common stock and warrants that closed in October 2016, the Company issued warrants to purchase an aggregate of 1,617,506 shares of common stock (the “PPM Warrants”). These PPM Warrants were issued between August 31, 2016 and October 30, 2016, are exercisable at $3.00 per share and expire between August 30, 2021 and October 29, 2021. These warrants contain a full-ratchet anti-dilution price protection provision that requires liability treatment. The fair value of these warrants at February 28, 2017 was determined to be approximately $1.9 million, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of February 28, 2017 used the following weighted-average assumptions: (1) stock price of $1.50; (2) a risk-free rate of 1.66%; (3) an expected volatility of 131%; and (4) a fundraising event to occur on May 31, 2017, that would result in the issuance of additional common stock. The price protection provision expired on April 30, 2017, and the Company reclassified approximately $1.5 million of derivative warrant liability to equity, as referenced in Note 5.

In accordance with ASC 820, Fair Value Measurements, financial instruments were measured at fair value using a three-level hierarchy which maximizes use of observable inputs and minimizes use of unobservable inputs:

●	Level 1: Observable inputs such as quoted prices in active markets for identical instruments

●	Level 2: Quoted prices for similar instruments that are directly or indirectly observable in the market

●	Level 3: Significant unobservable inputs supported by little or no market activity. Financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, for which determination of fair value requires significant judgment or estimation.

Financial instruments measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Derivative Warrant Liability

At February 28, 2017 and February 29, 2016, the warrant liability balances of approximately $2.1 million and approximately $234,000, respectively, were classified as Level 3 instruments.

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	Note Payable Warrants	Series B Warrants	PPM Warrants	Total
Fair value at February 28, 2015	$-	$273,000	$-	$273,000
Additions:	311,057	-	-	311,057
Change in fair value:	(122,706)	(226,890)	-	(349,596)
Fair value at February 29, 2016	188,351	46,110	-	234,461
Additions:	15,225		4,263,271	4,278,496
Change in fair value:	(46,372)	(10,420)	(2,349,193)	(2,405,985)
Fair value at February 28, 2017	$157,204	$35,690	$1,914,078	$2,106,972

In connection with the initial closing of the Series B Private Placement on December 31, 2014, the Company issued a warrant to purchase an aggregate of 30,334 shares of common stock (the “Series B Warrant”), originally exercisable at $8.25 per share and expiring on March 31, 2020. The Series B Warrant contains a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of the Series B Warrant was adjusted to $2.00 during the year ended February 28, 2017. The fair value of the Series B Warrant at February 28, 2017 and February 29, 2016 was determined to be approximately $36,000 and $46,000, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of February 28, 2017 and February 29, 2016 used the following assumptions: (1) a stock price of $1.50 and $1.80, respectively; (2) a risk-free rate of 1.50% and 1.08%, respectively; (3) an expected volatility of 131% and 134%, respectively; and (4) a fundraising event to occur on May 31, 2017 and May 15, 2016, respectively, that would result in the issuance of additional common stock.

In connection with the issuance of the Promissory Note on July 31, 2015, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock, originally exercisable at $8.25 per share and expiring on July 31, 2020. This warrant contains a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of this warrant was adjusted to $2.00 during the year ended February 28, 2017. The fair value of the warrant at February 28, 2017 and February 29, 2016 was determined to be approximately $51,000 and $64,000, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of February 28, 2017 and February 29, 2016 used the following assumptions: (1) stock price of $1.50 and $1.80, respectively; (2) a risk-free rate of 1.57% and 1.13%, respectively; (3) an expected volatility of 131% and 134%, respectively; and (4) a fundraising event to occur on May 31, 2017 and May 15, 2016, respectively, that would result in the issuance of additional common stock.

In connection with the execution of the Note Amendment on February 12, 2016, the Company issued a warrant to purchase an aggregate of 43,636 shares of common stock, initially exercisable at $8.25 per share and expiring on February 11, 2021. This warrant contains a ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of this warrant was adjusted to $2.20 during the year ended February 28, 2017. The fair value of the warrant at February 28, 2017 and February 29, 2016 was determined to be approximately $51,000 and $68,000, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of February 28, 2017 and February 29, 2016 used the following assumptions: (1) stock price of $1.50 and $1.80, respectively; (2) a risk-free rate of 1.68% and 1.20%, respectively; (3) an expected volatility of 131% and 134%, respectively; and (4) a fundraising event to occur on May 31, 2017 and May 15, 2016, respectively, that would result in the issuance of additional common stock.

In connection with the issuance of OID Notes in February 2016, the Company issued warrants to purchase an aggregate of 36,367 shares of common stock.  These warrants were issued between February 12 and 22, 2016, were initially exercisable at $8.25 per share and expire between February 11 and 21, 2021. These warrants contain a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of these warrants were adjusted to $2.00 during the year ended February 28, 2017. The fair value of these warrants at February 28, 2017 and February 29, 2016 was determined to be approximately $44,000 and $56,000, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of February 28, 2017 and February 29, 2016 used the following weighted-average assumptions: (1) stock price of $1.50 and $1.80, respectively; (2) a risk-free rate of 1.68% and 1.21%, respectively; (3) an expected volatility of 131% and 134%, respectively; and (4) a fundraising event to occur on May 31, 2017 and May 15, 2016, respectively, that would result in the issuance of additional common stock.

In connection with the issuance of OID Notes in March 2016, the Company issued warrants to purchase an aggregate of 9,092 shares of common stock. These warrants were issued between March 4 and 15, 2016, were initially exercisable at $8.25 per share and expire between March 4 and 15, 2021. These warrants contain a full-ratchet anti-dilution price protection provision that requires liability treatment and the exercise price of these warrants were adjusted to $2.00 during the year ended February 28, 2017. The fair value of these warrants at February 28, 2017 and at issuance between March 4 and 15, 2016 was determined to be approximately $11,000 and approximately $15,000, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of November 30, 2016, and between March 4 and 15, 2016, used the following weighted-average assumptions: (1) stock price of $1.50 and $1.97, respectively; (2) a risk-free rate of 1.69% and 1.41%, respectively; (3) an expected volatility of 131% and 136%, respectively; and (4) a fundraising event to occur on May 31, 2017 and July 31, 2016, respectively, that would result in the issuance of additional common stock.

In connection with the Additional 2016 Unit Private Placement including the Company Payable Exchange, the OID Note Exchange, the Promissory Note Exchange and the Additional 2016 MFN Exchange, the Company issued warrants to purchase an aggregate of 1,617,506 shares of common stock.  These warrants were issued between August 31, 2016 and October 30, 2016, are exercisable at $3.00 per share and expire between August 30, 2021 and October 29, 2021. As referenced in Note 6, the Price Protection provision associated with these warrants requires liability treatment. The fair value of these warrants at February 28, 2017 and issuance between August 31, 2016 and October 30, 2016 was determined to be approximately $1.9 million and $4.3 million, respectively, as calculated using the Monte Carlo simulation. The Monte Carlo simulation as of February 28, 2017 and issuance between August 31, 2016 and October 30, 2016, used the following weighted-average assumptions: (1) stock price of $1.50 and $2.61, respectively; (2) a risk-free rate of 1.66% and 1.81%, respectively; (3) an expected volatility of 131% and 134%, respectively; and (4) a fundraising event to occur on May 31, 2017 and March 31, 2017, respectively, that would result in the issuance of additional common stock.

Put Exchange Feature Liability

At February 29, 2016 and February 28, 2017, the put exchange feature liability balances of approximately $476,000 and $0, respectively, were classified as Level 3 instruments.

The following table sets forth the changes in the estimated fair value for our Level 3 classified put exchange feature liabilities:

	Promissory Note, as amended	OID Notes	Total
Fair value, February 29, 2016:	$339,979	$136,423	$476,402
Additions	-	138,082	138,082
Change in fair value:	(339,979)	(274,505)	(614,484)
Fair value, February 28, 2017:	$-	$-	$-

The Promissory Note originally issued on July 31, 2015, as amended, contains a Note Voluntary Exchange provision that is a contingent put that requires liability treatment (see Note 7). The fair value of this put exchange feature at February 29, 2016 was determined to be approximately $340,000. At February 29, 2016, the fair value was calculated using a probability weighted present value methodology. The significant inputs to the fair value model were 1) the timing of a Qualified Offering expected to occur in May 2016 at February 29, 2016; 2) the combined probability of both a Qualified Offering and a voluntary exchange to occur, which was determined to be 71% at February 29, 2016 and 3) a discount rate of 18%, approximating high yield distressed debt rates. The Promissory Note was extinguished as of February 28, 2017.

The OID Notes originally issued between February 12, 2016 and March 15, 2016, as amended, contain an OID Note Voluntary Exchange provision that is a contingent put that requires liability treatment (see Note 7). The fair value of this put exchange feature at February 29, 2016 was determined to be approximately $136,000. At February 29, 2016, the fair value was calculated using a probability weighted present value methodology. The significant inputs to the fair value model were 1) the timing of a Qualified Offering expected to occur in May 2016; 2) the combined probability of both a Qualified Offering and a voluntary exchange to occur, which was determined to be 81%; and 3) a discount rate of 18%, approximating high yield distressed debt rates. The OID Notes were extinguished as of February 28, 2017.